Share capital and premium related to the share capitals (Tables)	6 Months Ended
Jun. 30, 2023
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Schedule of Classes of Share Capital

Nature of the Transactions	Share Capital	Share premium	Number of shares	Nominal value
	$ in thousands (except number of shares)			in $
Balance as of January 1, 2022	2,945	934,696	45,484,310	0.05
Exercise of share warrants, employee warrants and stock options	1	—	26,500	—
Non-cash stock-based compensation expense	—	5,331	—	—
Other movements	—	(372,744)	—	—
Balance as of June 30, 2022	2,946	567,284	45,510,810	0.05
Balance as of January 1, 2023	2,955	583,122	45,675,968	0.05
Non-cash stock-based compensation expense	—	4,053	—	—
Capital increase of Cellectis (1)	536	24,482	9,907,800
Transaction costs related to Cellectis’ capital increase (2)	—	(1,455)	—	—
Other movements	—	(133,976)	—	—
Balance as of June 30, 2023	3,491	476,224	55,583,768	0.05